Income Tax Expense	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE
24.	INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands (BVI)

Pursuant to the rules and regulations of the British Virgin Islands, the Group is not subject to any income tax in the British Virgin Islands.

Hong Kong

No provision for Hong Kong Profits Tax has been made for the subsidiary located in Hong Kong as the subsidiary has not derived any income subject to Hong Kong Profits Tax during the years.

Peoples Republic of China (PRC)

According to the PRC Corporate Income Tax (“CIT”) Law that was effective from January 1, 2008, the Group’s PRC subsidiaries are subject to PRC income tax at the statutory tax rate of 25%, unless otherwise specified.

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Current tax expense	401,913,951	182,459,389	142,238,819

Deferred tax (benefit)/expense	(105,085,476)	3,908,847	(94,389,779)
Total income tax expense	296,828,475	186,368,236	47,849,040

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Allowance for loans principal	254,945,409	299,532,574
Allowance for interest and financing fee receivables	22,654,969	22,733,700
Net operating loss carry-forwards	6,459,941	10,443,239
Lease liabilities	9,533,485	4,886,125
Other deferred tax assets	1,388,307	1,919,331
Total deferred tax assets	294,982,111	339,514,969

Valuation allowance	(6,459,941)	(10,443,239)
Deferred tax assets, net of valuation allowance	288,522,170	329,071,730

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Investment securities	(57,014)	-
Right-of-use assets	(9,533,485)	(4,867,131)
Loans and other assets	-	(78,329,130)
Undistributed earnings from structured funds	(621,034,296)	(565,903,639)
Total deferred tax liabilities	(631,367,295)	(649,842,400)

In 2020, the Group assessed and considered that RMB78,329,130 of the income taxes payable balance as of December 31, 2019 would be filed and settled on a future income tax return. Such amount was related to the intra-entity transfers of the loans and other assets. The Group has presented the tax effect of the intra-entity transfers of loans and other assets as deferred tax liabilities in 2020.

Movement of valuation allowance:

	2019	2020
	RMB	RMB

At the beginning of year	5,743,768	6,459,941
Current year additions	2,843,639	5,420,745
Current year reversals	(2,025,434)	(1,374,712)
Current year charge-offs	(102,032)	(62,735)
At the end of year	6,459,941	10,443,239

In assessing the recoverability of its deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of a substantial majority of the Group’s deferred tax assets is supported by reversing taxable temporary differences.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the Group will realize the benefits of its deferred tax assets, net of valuation allowance, as of December 31, 2019 and 2020.

Valuation allowances have been provided on deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2019 and 2020, the valuation allowance on deferred tax assets mainly arising from operating loss carry-forwards were provided because it was more likely than not that the Group will not be able to utilize the operating loss carry-forwards generated by certain unprofitable subsidiaries.

The Group operates through its subsidiaries and VIEs. Since each entity files a separate tax return, the valuation allowance is considered on an individual entity basis.

As of December 31, 2020, the Group had net operating loss carryforwards of RMB41,772,957 from its subsidiaries registered in the PRC, which can be carried forward to offset future taxable income. The Group had deferred tax assets related to net operating loss carryforwards of RMB10,443,239. Net operating losses of RMB20,089,976 will expire in 2024, and in 2025, about RMB21,682,981 will expire, if not utilized.

Management intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The cumulative amount of the temporary difference in respect of investments in PRC subsidiaries is RMB5,236,867,776 as of December 31, 2020. Upon repatriation of the subsidiaries’ and the VIE’s earnings, in the form of dividends or otherwise, the Group would be subject to 10% PRC withholding income tax when making distribution to foreign parent companies. However, the Group was not subject to withholding income tax in 2020 because the Group did not make any distribution to foreign parent companies. The related unrecognized deferred tax liabilities were RMB523,686,778.

The income before income tax expense is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Cayman Islands	(5,671)	(4,424,505)	(2,847,746)
BVI	161,953	45,003	(22,126)
Hong Kong entities	(77,026)	2,014,052	3,424,910
PRC entities	1,157,657,930	723,377,628	162,146,528
Total	1,157,737,186	721,012,178	162,701,566

The reconciliation of the PRC statutory income tax rate of 25% to the effective income tax rate is as follows:

	Year ended December 31,
	2018	2019	2020

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Effect of tax-free income	(0.03)%	(0.06)%	(8.02)%
Effect of non-deductible share option expense	0.86%	0.55%	9.54%
Effect of zero tax rate in foreign countries	(0.00)%	0.15%	0.44%
Changes in valuation allowance	(0.59)%	0.11%	2.49%
Others	0.42%	0.09%	(0.04)%
Effective income tax rate	25.66%	25.84%	29.41%

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 1999 onwards.

The Group did not have any significant unrecognized tax benefits, and no interest and penalty expenses were recorded for the years ended December 31, 2018, 2019 and 2020.